Short-Term Borrowings (Details) - Short-term bank loans		6 Months Ended	12 Months Ended
		Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 17,764,576	$ 14,469,670	¥ 122,000,000	¥ 102,930,000
Amount - USD		17,764,576	14,469,670	122,000,000	102,930,000
Bank of Communications 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		291,223		2,000,000
Amount - USD		$ 291,223		¥ 2,000,000
Issuance Date		Jul. 26, 2022
Expiration Date		Jul. 25, 2023
Interest		3.70%		3.70%
Bank of Communications 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 436,834		¥ 3,000,000
Amount - USD		$ 436,834		¥ 3,000,000
Issuance Date		Aug. 04, 2022
Expiration Date		Aug. 02, 2023
Interest		3.70%		3.70%
Bank of Communications 3 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 436,834		¥ 3,000,000
Amount - USD		$ 436,834		¥ 3,000,000
Issuance Date		Sep. 19, 2022
Expiration Date		Sep. 15, 2023
Interest		4.35%		4.35%
Bank of Nanjing 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 1,310,500		¥ 9,000,000
Amount - USD	[1]	$ 1,310,500		¥ 9,000,000
Issuance Date	[1]	Apr. 04, 2023
Expiration Date	[1]	Oct. 03, 2023
Interest	[1]	3.70%		3.70%
Bank of Nanjing 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,004,718		¥ 6,900,000
Amount - USD		$ 1,004,718		¥ 6,900,000
Issuance Date		Oct. 18, 2022
Expiration Date		Oct. 10, 2023
Interest		3.70%		3.70%
Bank of Nanjing 3 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 888,229		¥ 6,100,000
Amount - USD	[1]	$ 888,229		¥ 6,100,000
Issuance Date	[1]	Jul. 05, 2022
Expiration Date	[1]	Jul. 03, 2023
Interest	[1]	3.70%		3.70%
Bank of China [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 1,456,113		¥ 10,000,000
Amount - USD	[1]	$ 1,456,113		¥ 10,000,000
Issuance Date	[1]	Aug. 10, 2022
Expiration Date	[1]	Aug. 03, 2023
Interest	[1]	3.70%		3.70%
Bank of Ningbo [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,456,113		¥ 10,000,000
Amount - USD		$ 1,456,113		¥ 10,000,000
Issuance Date		Jun. 23, 2022
Expiration Date		Jun. 20, 2023
Interest		4.20%		4.20%
Zijin Rural Commercial Bank 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 691,654		¥ 4,750,000
Amount - USD		$ 691,654		¥ 4,750,000
Issuance Date		Mar. 03, 2023
Expiration Date		Mar. 03, 2025
Interest		4.20%		4.20%
Zijin Rural Commercial Bank 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 764,459		¥ 5,250,000
Amount - USD		$ 764,459		¥ 5,250,000
Issuance Date		Jan. 31, 2023
Expiration Date		Jan. 20, 2025
Interest		4.35%		4.35%
Bank of Jiangsu [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 728,056		¥ 5,000,000
Amount - USD		$ 728,056		¥ 5,000,000
Issuance Date		Aug. 11, 2022
Expiration Date		Aug. 10, 2023
Interest		4.35%		4.35%
Agricultural Bank of China [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,456,113		¥ 10,000,000
Amount - USD		$ 1,456,113		¥ 10,000,000
Issuance Date		Nov. 09, 2022
Expiration Date		Nov. 01, 2023
Interest		3.65%		3.65%
Bank of Nanjing 4 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 728,056		¥ 5,000,000
Amount - USD	[1]	$ 728,056		¥ 5,000,000
Issuance Date	[1]	May 30, 2022
Expiration Date	[1]	May 19, 2023
Interest	[1]	3.80%		3.80%
Bank of Communications 4 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,135,768		¥ 7,800,000
Amount - USD		$ 1,135,768		¥ 7,800,000
Issuance Date		Apr. 24, 2022
Expiration Date		Apr. 23, 2023
Interest		3.70%		3.70%
Bank of Communications 5 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 320,345		¥ 2,200,000
Amount - USD		$ 320,345		¥ 2,200,000
Issuance Date		Apr. 25, 2022
Expiration Date		Apr. 25, 2023
Interest		3.70%		3.70%
Agricultural Bank of China 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,456,113		¥ 10,000,000
Amount - USD		$ 1,456,113		¥ 10,000,000
Issuance Date		Jan. 01, 2023
Expiration Date		Jan. 01, 2024
Interest		3.65%		3.65%
Bank of Chengdu 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,019,279		¥ 7,000,000
Amount - USD		$ 1,019,279		¥ 7,000,000
Issuance Date		May 20, 2022
Expiration Date		May 19, 2023
Interest		4.55%		4.55%
Bank of Chengdu 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 728,056		¥ 5,000,000
Amount - USD		$ 728,056		¥ 5,000,000
Issuance Date		Mar. 22, 2023
Expiration Date		Aug. 21, 2023
Interest		8.50%		8.50%
Bank of Chengdu 3 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,456,113		¥ 10,000,000
Amount - USD		$ 1,456,113		¥ 10,000,000
Issuance Date		Aug. 19, 2022
Expiration Date		Aug. 19, 2023
Interest		3.90%		3.90%
Bank of Nanjing [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]		1,405,778		10,000,000
Amount - USD	[1]		$ 1,405,778		¥ 10,000,000
Issuance Date	[1]		Jul. 05, 2022
Expiration Date	[1]		Jul. 03, 2023
Interest	[1]		3.70%		3.70%
Bank of Nanjing 6 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 969,987		¥ 6,900,000
Amount - USD			$ 969,987		¥ 6,900,000
Issuance Date			Oct. 13, 2021
Expiration Date			Oct. 12, 2022
Interest			4.35%		4.35%
Bank of Nanjing 7 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]		$ 702,889		¥ 5,000,000
Amount - USD	[1]		$ 702,889		¥ 5,000,000
Issuance Date	[1]		May 24, 2022
Expiration Date	[1]		May 19, 2023
Interest	[1]		3.80%		3.80%
Bank of Communications [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 857,524		¥ 6,100,000
Amount - USD			$ 857,524		¥ 6,100,000
Issuance Date			Jul. 26, 2022
Expiration Date			Jul. 25, 2023
Interest			3.70%		3.70%
Bank of Communications 7 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 281,156		¥ 2,000,000
Amount - USD			$ 281,156		¥ 2,000,000
Issuance Date			Aug. 04, 2022
Expiration Date			Aug. 02, 2023
Interest			3.70%		3.70%
Bank of Communications 8 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 587,614		¥ 4,180,000
Amount - USD			$ 587,614		¥ 4,180,000
Issuance Date			Sep. 19, 2022
Expiration Date			Sep. 15, 2023
Interest			3.65%		3.65%
Bank of Communications 9 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 421,733		¥ 3,000,000
Amount - USD			$ 421,733		¥ 3,000,000
Issuance Date			Sep. 19, 2022
Expiration Date			Sep. 15, 2023
Interest			3.65%		3.65%
Bank of Communications 10 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 309,271		¥ 2,200,000
Amount - USD			$ 309,271		¥ 2,200,000
Issuance Date			Apr. 25, 2022
Expiration Date			Apr. 23, 2023
Interest			3.70%		3.70%
Bank of Communications 11 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 1,096,507		¥ 7,800,000
Amount - USD			$ 1,096,507		¥ 7,800,000
Issuance Date			Apr. 24, 2022
Expiration Date			Apr. 21, 2023
Interest			3.70%		3.70%
Bank of Chengdu [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 984,044		¥ 7,000,000
Amount - USD			$ 984,044		¥ 7,000,000
Issuance Date			May 20, 2022
Expiration Date			May 19, 2023
Interest			4.55%		4.55%
Bank of Chengdu 5 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]		$ 702,889		¥ 5,000,000
Amount - USD	[1]		$ 702,889		¥ 5,000,000
Issuance Date	[1]		Mar. 24, 2022
Expiration Date	[1]		Mar. 23, 2023
Interest	[1]		4.55%		4.55%
Zijin Rural Commercial Bank [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 281,156		¥ 2,000,000
Amount - USD			$ 281,156		¥ 2,000,000
Issuance Date			Mar. 17, 2022
Expiration Date			Mar. 16, 2023
Interest			4.45%		4.45%
Bank of China [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]		$ 421,733		¥ 3,000,000
Amount - USD	[1]		$ 421,733		¥ 3,000,000
Issuance Date	[1]		Aug. 10, 2022
Expiration Date	[1]		Aug. 03, 2023
Interest	[1]		3.70%		3.70%
Bank of China 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]		$ 1,405,778		¥ 10,000,000
Amount - USD	[1]		$ 1,405,778		¥ 10,000,000
Issuance Date	[1]		Aug. 19, 2022
Expiration Date	[1]		Aug. 19, 2023
Interest	[1]		3.90%		3.90%
Bank of Jiangsu [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 1,405,778		¥ 10,000,000
Amount - USD			$ 1,405,778		¥ 10,000,000
Issuance Date			Aug. 11, 2022
Expiration Date			Aug. 10, 2023
Interest			4.36%		4.36%
Bank of Ningbo [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 1,265,200		¥ 9,000,000
Amount - USD			$ 1,265,200		¥ 9,000,000
Issuance Date			Jun. 23, 2022
Expiration Date			Jun. 20, 2023
Interest			4.20%		4.20%
Bank of Yongfeng
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[2]		$ 667,744		¥ 4,750,000
Amount - USD	[2]		$ 667,744		¥ 4,750,000
Issuance Date	[2]		Apr. 01, 2022
Expiration Date	[2]		Sep. 16, 2022
Interest	[2]		4.90%		4.90%
Bank of Yongfeng 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 702,889		¥ 5,000,000
Amount - USD			$ 702,889		¥ 5,000,000
Issuance Date			Aug. 25, 2022
Expiration Date			Feb. 24, 2023
Interest			4.20%		4.20%

[1]	As of March 31, 2023 a total of $5,387,616 bank loans were guaranteed by, or pledged by the personal assets owned by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2023.
[2]	These short-term borrowings were repaid and renewed upon maturity.